SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating (loss) income
General and administrative expenses	$ (6,800,745)	$ (544,304)	$ (579,353)
Operating (loss) income	(3,126,081)	2,798,698	3,632,258
Net (loss) income	(5,712,680)	2,441,774	3,460,462
Other comprehensive (loss) income
Foreign currency translation adjustment	120,680	(31,462)	(279,973)
Total comprehensive (loss) income	(5,592,000)	2,410,312	3,180,489
Consolidated Entities [Member]
Operating (loss) income
Equity (loss) income of subsidiaries	(424,939)	2,446,103	3,460,462
General and administrative expenses	(5,304,727)	(4,832)
Operating (loss) income	(5,729,666)	2,441,271	3,460,462
Foreign exchange gain and interest income	16,986	503
Net (loss) income	(5,712,680)	2,441,774	3,460,462
Other comprehensive (loss) income
Foreign currency translation adjustment	120,680	(31,462)	(279,973)
Total comprehensive (loss) income	$ (5,592,000)	$ 2,410,312	$ 3,180,489